Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information Profit Loss [Abstract]
Revenues	$ 63,189	$ 78,365	$ 117,843	$ 77,012	$ 81,131	$ 58,047	$ 69,024	$ 61,652	$ 336,409	$ 269,854	$ 228,381
Costs and Expenses									221,511	175,733	149,754
Interest Expense									21,920	15,725	14,462
Other, net									85,579	32,688	20,950
Benefit from (provision for) income taxes									37,228	25,822	22,793
Income (Loss) from Continuing Operations Attributable to Parent, Total									141,329	85,262	62,322
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,220,524				950,705				1,220,524	950,705
Total Assets	1,462,623				1,172,326				1,462,623	1,172,326
Reimbursed costs from affiliates									64,829	60,023	47,534
Percentage Of Total Investment In Reit									23.00%
Asset Management [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									242,647	191,890	155,119
Costs and Expenses									157,544	133,682	110,160
Other, net									23,866	7,026	7,913
Benefit from (provision for) income taxes									34,971	23,661	21,813
Income (Loss) from Continuing Operations Attributable to Parent, Total									73,998	41,573	31,059
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	2,593				3,730				2,593	3,730
Total Assets	128,557				123,921				128,557	123,921
Real Estate Investment [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									93,762	77,964	73,262
Costs and Expenses									63,967	42,051	39,594
Interest Expense									21,920	15,725	14,462
Other, net									61,713	25,662	13,037
Benefit from (provision for) income taxes									2,257	2,161	980
Income (Loss) from Continuing Operations Attributable to Parent, Total									67,331	43,689	31,263
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,217,931				946,975				1,217,931	946,975
Total Assets	1,334,066				1,048,405				1,334,066	1,048,405
Real Estate Investment [Member] | InternationalPropertities [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									9,729	7,706	7,973
Costs and Expenses									4,859	3,742	2,419
Interest Expense									1,695	1,742	2,051
Other, net									6,176	3,943	5,789
Benefit from (provision for) income taxes									108	30	963
Income (Loss) from Continuing Operations Attributable to Parent, Total									9,243	6,135	8,329
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	66,086				69,126				66,086	69,126	47,911
Total Assets	75,522				82,987				75,522	82,987	64,865
Real Estate Investment [Member] | Domastic Properties [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									84,033	70,258	65,289
Costs and Expenses									59,108	38,309	37,175
Interest Expense									20,225	13,983	12,411
Other, net									55,537	21,719	7,248
Benefit from (provision for) income taxes									2,149	2,131	17
Income (Loss) from Continuing Operations Attributable to Parent, Total									58,088	37,554	22,934
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,151,845				877,849				1,151,845	877,849	836,549
Total Assets	$ 1,258,544				$ 965,418				$ 1,258,544	$ 965,418	$ 900,431